UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Address of principal executive offices) (Zip code)

Robert S. Bacarella

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Name and address of agent for service)

(630) 462-9800

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Monetta Fund
MONTX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Fund	$74	1.39%
The Fund benefited from an artificial intelligence (AI) boom that helped drive its select group of technology stocks higher during the first half. The individual fund holdings that had the largest positive impact on fund performance included: NVIDIA Corp., Alphabet Inc., Amazon.Com, Inc. and Costco Wholesale Corp. Detracting from Fund performance where the holdings in Roku, Inc., Intel Corporation and Snowflake, Inc., all which were sold due to lackluster earnings reports and declining relative strength.
During the first half, position were trimmed in NVIDIA Corp, Apple, Inc. and MasterCard, Inc., to moderately reduce Fund weightings in these securities. New positions were established in First Solar, Inc., Chipotle Mexican Grill, Inc. and Caterpillar, Inc.
How did the Fund perform over the past 10 years?*
The Growth of $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	25.82	12.71	10.96
S&P 500 TR	24.56	15.05	12.86
Visit https://monetta.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Monetta Fund	PAGE 1	TSR_SAR_60934G802

Key Fund Statistics (as of June 30, 2024)

Net Assets	$79,932,127
Number of Holdings	46

Portfolio Turnover	31%
Visit https://monetta.com/resources/ for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(% of net assets)
Alphabet, Inc. - CL C	8.7%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	5.8%
First American Government Obligations Fund	5.6%
JPMorgan Chase & Co.	3.8%
Costco Wholesale Corp.	3.2%
Crowdstrike Holdings, Inc.	2.6%
Netflix, Inc.	2.5%

Industry	(% of net assets)
Computer Software	16.2%
Electronic Semiconductor	11.8%
Internet	11.3%
Retail Specialty	9.7%
Computer Data Storage	5.8%
Bank Money Center	5.2%
Leisure Service	4.7%
Retail Major Chain	4.4%
Energy	3.2%
Cash & Other Industries	27.7%
Sector Breakdown (% of net assets)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please contact Monetta Financial Services, Inc. at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt Monetta Financial Services, Inc. by or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/
The Monetta Fund is distributed by Quasar Distributors, LLC.
Monetta Fund	PAGE 2	TSR_SAR_60934G802

Monetta Young Investor Growth Fund
MYIFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Young Investor Growth Fund	$81	1.51%
The Fund benefited from its approximately 48% weighting in the S&P 500 index and exposure to the top performing mega-cap artificial intelligence (AI) securities during the first half. The individual Fund holdings that had the largest positive impact on Fund performance included: Alphabet Inc., Amazon.Com, Inc., JPMorgan Chase & Co and NVIDIA Corp. Detracting from Fund performance where the holdings in Tesla Motors, Inc., UnitedHealth Group, Inc. and Mastercard, Inc., all which were all trimmed due to lackluster earnings reports and declining relative strength.
During the first half, additional positions were also trimmed in Apple, Inc. and JPMorgan Chase & Co. to realize profits and/or reduce Fund weightings in these securities. New positions were established in Chipotle Mexican Grill, Inc. and Energy Select Sector SPDR Fund.
How did the Fund perform over the past 10 years?*
The Growth of $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	26.50	13.67	11.93
S&P 500 TR	24.56	15.05	12.86
Visit https://monetta.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Monetta Young Investor Growth Fund	PAGE 1	TSR_SAR_60934G703

Key Fund Statistics (as of June 30, 2024)

Net Assets	$40,357,861
Number of Holdings	21

Portfolio Turnover	3%
Visit https://monetta.com/resources/ for more recent performance information.
What did the Fund invest in? (as of June 30, 2024)

Top 10 Issuers	(% of net assets)
SPDR S&P 500 Trust	31.0%
Vanguard S&P 500	16.7%
Amazon.com, Inc.	9.6%
Alphabet, Inc. - CL C	9.1%
Apple, Inc.	5.8%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	5.0%
Costco Wholesale Corp.	3.2%
MasterCard, Inc. - CL A	2.4%
Netflix, Inc.	2.3%

Industry	(% of net assets)
Internet	10.6%
Retail Specialty	9.6%
Computer Data Storage	5.8%
Computer Software	5.5%
Bank Money Center	5.0%
Retail Major Chain	3.2%
Leisure Service	2.9%
Electronic Semiconductor	2.7%
Finance Miscellaneous	2.4%
Cash & Other Industries	52.3%
Sector Breakdown (% of net assets)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please contact Monetta Financial Services, Inc. at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt Monetta Financial Services, Inc. by or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/
The Monetta Young Investor Growth Fund is distributed by Quasar Distributors, LLC.
Monetta Young Investor Growth Fund	PAGE 2	TSR_SAR_60934G703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Monetta Fund
Monetta Young Investor Growth Fund
Core Financial Statements
June 30, 2024 (Unaudited)

Monetta Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Capital Equipment - 4.5%
Aerospace & Defense - 1.1%
RTX Corp.	9,000	$ 903,510
Engineering & Construction - 1.0%
Quanta Services, Inc.	3,000	762,270
Machinery-Construction & Mining - 1.0%
Caterpillar, Inc.	2,500	832,750
Machinery-Miscellaneous - 1.4%
Ingersoll Rand, Inc.	12,000	1,090,080
Total Capital Equipment		3,588,610
Consumer Cyclical - 7.0%
Automobile - 1.1%
Tesla, Inc.(a)	4,500	890,460
Leisure Service - 4.7%
DraftKings, Inc. - Class A(a)	20,000	763,400
Netflix, Inc.(a)	3,000	2,024,640
Royal Caribbean Cruises Ltd.(a)	6,000	956,580
		3,744,620
Media-Radio/TV - 1.2%
Walt Disney Co.	10,000	992,900
Total Consumer Cyclical		5,627,980
Energy - 4.5%
Energy - 2.1%
Enphase Energy, Inc.(a)	6,000	598,260
First Solar, Inc.(a)	4,700	1,059,662
		1,657,922
Oil & Gas-Exploration & Production - 1.2%
Occidental Petroleum Corp.	15,000	945,450
Oil & Gas-Integrated - 1.2%
Exxon Mobil Corp.	8,500	978,520
Total Energy		3,581,892
Financial - 10.0%
Bank-Money Center - 5.2%
Goldman Sachs Group, Inc.	2,500	1,130,800
JPMorgan Chase & Co.	15,000	3,033,900
		4,164,700
Brokerage & Investment Management - 1.7%
Charles Schwab Corp.	18,000	1,326,420
Finance-Miscellaneous - 1.9%
MasterCard, Inc. - CL A - Class A	3,500	1,544,060

	Shares	Value
Insurance-Diversified - 1.2%
American International Group, Inc.	13,000	$ 965,120
Total Financial		8,000,300
Healthcare - 4.0%
Healthcare-Biomedical/Genetic - 1.2%
Vertex Pharmaceuticals, Inc.(a)	2,000	937,440
Healthcare-Drug/Diversified - 1.8%
Eli Lilly & Co.	1,600	1,448,608
Healthcare-Patient Care - 1.0%
UnitedHealth Group, Inc.	1,600	814,816
Total Healthcare		3,200,864
Retail - 15.0%
Retail-Major Chain - 4.4%
Costco Wholesale Corp.	3,000	2,549,970
Wal-Mart Stores, Inc.	15,000	1,015,650
		3,565,620
Retail-Restaurant - 0.9%
Chipotle Mexican Grill, Inc.(a)	11,500	720,475
Retail-Specialty - 9.7%
Amazon.com, Inc.(a)	31,500	6,087,375
PayPal Holdings, Inc.(a)	13,000	754,390
TJX Companies, Inc.	8,000	880,800
		7,722,565
Total Retail		12,008,660
Technology - 46.1%(b)
Computer Data Storage - 5.8%
Apple, Inc.	22,000	4,633,640
Computer-Software - 16.2%
Adobe Systems, Inc.(a)	1,600	888,864
Coinbase Global, Inc. - Class A(a)	4,000	888,920
Crowdstrike Holdings, Inc. - Class A(a)	5,500	2,107,545
Microsoft Corp.	12,000	5,363,400
Oracle Corp.	7,500	1,059,000
Palantir Technologies, Inc. - Class A(a)	52,000	1,317,160
ServiceNow, Inc.(a)	1,700	1,337,339
		12,962,228
Electronic-Semiconductor - 11.8%
Advanced Micro Devices, Inc.(a)	9,000	1,459,890
ASML Holding	1,000	1,022,730
NVIDIA Corp.	50,000	6,177,000
Qorvo, Inc.(a)	6,500	754,260
		9,413,880
Internet - 11.3%
Alphabet, Inc. - Class C	38,000	6,969,960
Meta Platforms, Inc. - Class A	4,000	2,016,880
		8,986,840

The accompanying notes are an integral part of these financial statements.

1

Monetta Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunication Service - 1.0%
Verizon Communications, Inc.	20,000	$ 824,800
Total Technology		36,821,388
Transportation - 2.3%
Airline - 2.3%
Delta Air Lines, Inc.	20,000	948,800
Southwest Airlines Co.	30,000	858,300
Total Transporatation		1,807,100
TOTAL COMMON STOCKS (Cost $32,338,570)		74,636,794
EXCHANGE TRADED FUNDS - 1.1%
Energy - 1.1%
Energy Select Sector SPDR Fund	10,000	911,500
TOTAL EXCHANGE TRADED FUNDS (Cost $958,338)		911,500

	Shares	Value
SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
First American Government Obligations Fund - Class X, 5.23%(c)	4,459,480	$4,459,480
TOTAL SHORT-TERM INVESTMENTS (Cost $4,459,480)		4,459,480
TOTAL INVESTMENTS - 100.1% (Cost $37,756,388)		$80,007,774
Liabilities in Excess of Other Assets - (0.1)%		(75,647)
TOTAL NET ASSETS - 100.0%		$ 79,932,127

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	As of June 30, 2024, the Fund had a significant portion of its assets invested in this sector. See Note 6 in Notes to Financial Statements.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

2

Monetta Young Investor Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.8%
Consumer Cyclical - 3.9%
Leisure Service - 2.9%
DraftKings, Inc. - Class A(a)	6,000	$ 229,020
Netflix, Inc.(a)	1,400	944,832
		1,173,852
Media-Radio/TV - 1.0%
Walt Disney Co.	4,000	397,160
Total Consumer Cyclical		1,571,012
Financial - 7.9%
Bank-Money Center - 5.0%
JPMorgan Chase & Co.	10,000	2,022,600
Brokerage & Investment Management - 0.5%
Charles Schwab Corp.	2,800	206,332
Finance-Miscellaneous - 2.4%
MasterCard, Inc. - Class A	2,200	970,552
Total Financial		3,199,484
Healthcare - 0.5%
Healthcare-Patient Care - 0.5%
UnitedHealth Group, Inc.	400	203,704
Retail - 13.3%
Retail-Major Chain - 3.2%
Costco Wholesale Corp.	1,500	1,274,985
Retail-Restaurant - 0.5%
Chipotle Mexican Grill, Inc.(a)	3,500	219,275
Retail-Specialty - 9.6%
Amazon.com, Inc.(a)	20,000	3,865,000
Total Retail		5,359,260
Technology - 24.6%
Computer Data Storage - 5.8%
Apple, Inc.	11,000	2,316,820
Computer-Software - 5.5%
Microsoft Corp.	5,000	2,234,750
Electronic-Semiconductor - 2.7%
Advanced Micro Devices, Inc.(a)	3,000	486,630
NVIDIA Corp.	5,000	617,700
		1,104,330
Internet - 10.6%
Alphabet, Inc. - Class C	20,000	3,668,400
Meta Platforms, Inc. - Class A	1,200	605,064
		4,273,464
Total Technology		9,929,364

	Shares	Value
Transportation - 0.6%
Airline - 0.6%
Delta Air Lines, Inc.	5,000	$237,200
TOTAL COMMON STOCKS (Cost $4,779,472)		20,500,024
EXCHANGE TRADED FUNDS - 48.4%
Broad-Based - 47.7%
SPDR S&P 500 Trust(b)	23,000	12,517,060
Vanguard S&P 500	13,500	6,751,755
Total Broad-Based		19,268,815
Energy - 0.7%
Energy Select Sector SPDR Fund	3,000	273,450
TOTAL EXCHANGE TRADED FUNDS (Cost $6,680,671)		19,542,265
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.23%(c)	354,737	354,737
TOTAL SHORT-TERM INVESTMENTS (Cost $354,737)		354,737
TOTAL INVESTMENTS - 100.1% (Cost $11,814,880)		$40,397,026
Liabilities in Excess of Other Assets - (0.1)%		(39,165)
TOTAL NET ASSETS - 100.0%		$ 40,357,861

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/ .

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

3

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Monetta Fund	Monetta Young Investor Growth Fund
Assets:
Investments at value(a)	$80,007,774	$40,397,026
Receivables:
Interest and dividends	35,105	66,529
Fund shares sold	206	3,471
Prepaid expenses	15,246	12,275
Total assets	80,058,331	40,479,301
Liabilities:
Payables:
Investment advisory fees (Note 2)	61,798	18,034
Distribution expense (Note 5)	—	52,188
Fund shares redeemed	14,957	4,674
Accrued trustee fees	8,658	4,795
Accrued compliance fees	2,602	2,008
Accrued transfer agent fees	15,101	16,319
Accrued fund administration fees	5,488	5,903
Accrued audit fees	9,782	9,481
Accrued other expenses	7,818	8,038
Total liabilities	126,204	121,440
Net Assets	$79,932,127	$40,357,861
Anaylsis of net assets:
Paid-in capital	35,702,749	8,434,908
Total distributable earnings	44,229,378	31,922,953
Net Assets	$79,932,127	$40,357,861
(a) Investments at cost	$37,756,388	$11,814,880
Shares of beneficial interest issued outstanding	2,813,556	2,024,412
Net asset value, offering price and redemption price per share	$28.41	$19.94

The accompanying notes are an integral part of these financial statements.

4

Statements of Operations
For the Six Month Period Ended June 30, 2024 (Unaudited)

	Monetta Fund	Monetta Young Investor Growth Fund
Investment income and expenses:
Investment income:
Interest	$150,101	$13,297
Dividends	248,332	186,963
Less: dividend withholding taxes	(281)	—
Total investment income	398,152	200,260
Expenses:
Investment advisory fees (Note 2)	359,395	106,289
Distribution expense (Note 5)	—	48,314
Transfer agent fees	50,516	45,280
Administration fees	22,204	21,450
Accounting fees	16,634	16,726
Compliance fees	15,908	8,822
Trustee fees	13,880	7,354
State registration fees	12,756	12,752
Legal fees	10,978	5,864
Audit fees	8,782	9,482
Custodian fees	5,380	4,000
Printing and postage fees	3,434	2,302
Other expenses	2,842	2,428
Insurance fees	1,702	974
Total expenses	524,411	292,037
Net investment loss	(126,259)	(91,777)
Realized and unrealized gain on investments:
Net realized gain on investments	2,880,703	2,991,676
Net change in unrealized appreciation/depreciation of investments	8,004,075	3,193,184
Net realized and unrealized gain on investments	10,884,778	6,184,860
Net increase in net assets from operations	$10,758,519	$6,093,083

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2024 and Year Ended December 31, 2023

	Monetta Fund		Monetta Young Investor Growth Fund
	2024 (Unaudited)	2023	2024 (Unaudited)	2023
Operations:
Net investment loss	$(126,259)	$(186,238)	$(91,777)	$(128,078)
Net realized gain on investments	2,880,703	2,602,718	2,991,676	3,169,163
Net change in unrealized appreciation/depreciation of investments	8,004,075	15,371,307	3,193,184	6,905,481
Net increase in net assets from operations	10,758,519	17,787,787	6,093,083	9,946,566
Distributions:
Total distributions to shareholders	—	—	—	(2,576,120)
Capital transactions (Note 3):
Proceeds from shares sold	255,439	343,726	337,342	798,638
Net asset value of shares issued through dividend reinvestment	—	—	—	2,508,411
Cost of shares redeemed	(3,493,930)	(4,090,657)	(3,615,320)	(5,187,713)
Decrease in net assets from capital transactions	(3,238,491)	(3,746,931)	(3,277,978)	(1,880,664)
Total increase in net assets	7,520,028	14,040,856	2,815,105	5,489,782
Net assets at beginning of period	$72,412,099	$58,371,243	$37,542,756	$ 32,052,974
Net assets at end of period	$79,932,127	$72,412,099	$40,357,861	$37,542,756

The accompanying notes are an integral part of these financial statements.

6

Monetta Fund
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
For a share outstanding throughout the periods:
Net asset value at beginning of period	$24.67	$18.79	$28.09	$26.77	$21.58	$16.82
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.06)	(0.06)	(0.27)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	3.78	5.94	(7.69)	5.18	6.41	4.80
Total from investment operations	3.74	5.88	(7.75)	4.91	6.28	4.76
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains	—	—	(1.55)	(3.59)	(1.09)	—
Total distributions	—	—	(1.55)	(3.59)	(1.09)	—
Net asset value at end of period	$28.41	$24.67	$18.79	$28.09	$26.77	$21.58
Total return(b)	15.16%	31.29%	(27.93)%	17.83%	29.41%	28.30%
Ratios to average net assets:
Expense Ratio(c)	1.39%	1.45%	1.41%	1.33%	1.37%	1.40%
Net investment loss(c)	(0.33)%	(0.28)%	(0.28)%	(0.93)%	(0.58)%	(0.20)%
Portfolio turnover(b)	30.76%	51.7%	85.9%	55.2%	60.5%	61.8%
Net assets (in thousands)	$79,932	$72,412	$58,371	$84,294	$75,840	$62,348

(a)	The per share amounts are calculated using the weighted average number of shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Monetta Young Investor Growth Fund
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
For a share outstanding throughout the periods:
Net asset value at beginning of period	$17.05	$13.82	$20.10	$19.90	$22.96	$18.64
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	(0.06)	(0.04)	(0.10)	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	2.93	4.51	(5.09)	4.67	4.33	5.96
Total from investment operations	2.89	4.45	(5.13)	4.57	4.32	6.01
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.00)(b)	(0.06)
From net realized gains	—	(1.22)	(1.15)	(4.37)	(7.38)	(1.63)
Total distributions	—	(1.22)	(1.15)	(4.37)	(7.38)	(1.69)
Net asset value at end of period	$19.94	$17.05	$13.82	$20.10	$19.90	$22.96
Total return(c)	16.95%	32.74%	(25.79)%	22.87%	20.47%	32.58%
Ratios to average net assets:
Expense Ratio(d)(e)	1.51%	1.61%	1.45%	1.33%	1.31%	1.26%
Net investment income (loss)(d)(e)(f)	(0.47)%	(0.36)%	(0.23)%	(0.44)%	(0.06)%	0.23%
Portfolio turnover(c)	3.1%	6.2%	11.3%	6.8%	13.1%	6.7%
Net assets (in thousands)	$40,358	$37,543	$32,053	$51,474	$55,311	$75,654

(a)	The per share amounts are calculated using the weighted average number of shares outstanding during the period.
(b)	Rounds to zero.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratios of expenses and net investment income do not include the Fund’s proportionate share of expense and income of the underlying investment companies in which it invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which it invests.
The accompanying notes are an integral part of these financial statements.

8

Notes to the Financial Statements
June 30, 2024 (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
Monetta Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following funds, collectively referred to as the Funds, are series of the Trust:
Monetta Fund. The primary objective of this Fund is long-term capital growth. The Fund seeks this objective by investing primarily in equity securities believed to have growth potential. The Fund presently invests primarily in large capitalization growth companies.
Monetta Young Investor Growth Fund. The objective of this Fund is long-term capital growth. The Fund seeks this objective by investing approximately 50% of its assets in exchange traded funds (“ETFs”) and other funds seeking to track the S&P 500® Index or other broad-based market indices that primarily include stocks of large capitalization U.S. companies and the remainder of its assets in common stocks of individual companies that Monetta Financial Services, Inc., (the “Adviser”) considers to be high quality well-known companies that produce products or provide services that are recognized by many investors.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Monetta Fund and the Monetta Young Investor Growth Fund are each a diversified series with their own investment objectives and policies with the Trust.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Securities Valuation – Equity securities, including American Depositary Receipts (“ADR”s) and ETFs are stated at fair value, based on the official closing price as of the time of valuation. If there is no official closing price of a security on the valuation date, the security is valued at the mean between the most recent bid and ask quotation, in each case on the principal exchange or market on which that security is traded. If there are no reported sales and no reported bid quotations for a security on a valuation date, or it is not traded on an exchange, the securities are “fair valued” in accordance with the Funds’ Fair Value Procedures. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Other securities traded over-the-counter shall be valued at the official closing price. If there is no official closing price, the security is valued at the most recent mean quotation. Investments in registered open-end management companies, including money market funds, will be valued based on the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or are deemed unreliable are valued at their fair value in accordance with procedures established by the Board of Trustees (“Board”). In determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and duration of restrictions, if any, on the disposition of the security; (ii) fundamental analytical data relating to the security; (iii) evaluation of the forces that influence the market in which the security is traded; (iv) information as to any transactions in or offers for the security; (v) the existence of any merger proposal, tender offer or other extraordinary events relating to the security; (vi) the price and extent of public trading in similar securities of the issuer or of comparable companies; and (vii) any other methodologies and factors that they consider appropriate.
The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Fund’s NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

9

Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)
B.
Use of Estimates – The preparation of financial statements, in conformity with U.S. GAAP, requires the Funds’ management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

C.
General – Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the specific lot identification basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Any distributions received from investments in ETFs which represent long-term capital gains are recorded by the Funds as a realized gain.

D.
Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on several bases, including relative net assets of all the Funds within the Monetta Trust.

E.
Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required. As of and during the period ended June 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2024, the Funds did not incur any interest and penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2020.

The Funds will utilize capital loss carry-forwards as allowable, to minimize certain distributions of capital gains. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward indefinitely and retain their character as either short-term or long-term capital losses. At December 31, 2023, the Funds’ most recently completed fiscal year end, the Monetta Fund had a non-expiring short-term capital loss carryforward of $688,131 and the Monetta Young Investor Growth Fund had no capital loss carry-forwards. The Monetta Fund utilized $2,602,718 of short-term capital loss carry-forwards during its 2023 fiscal year.
Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales. At December 31, 2023, the Funds’ most recently completed fiscal year end, neither Fund had post October losses which were realized after October 31, 2023 and deferred for tax purposes to January 1, 2024.
F.
Distributions of Incomes and Gains – Distributions to shareholders are recorded by the Funds on the ex-dividend date. Due to inherent differences in the characterization of short-term capital gains under U.S. GAAP, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

As of December 31, 2023, the Funds’ most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Monetta Fund	Monetta Young Investor Growth Fund
Undistributed – Ordinary Income	$—	$—
Undistributed Long-Term Capital Gain	—	440,908
Net Unrealized Appreciation	34,158,990	25,388,962
Other Accumulated Losses	(688,131)	—
Total Distributable Earnings	$33,470,859	$25,829,870

10

Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the period ended June 30, 2024 and the calendar year ended December 31, 2023 were as follows:

	Monetta Fund	Monetta Young Investor Growth Fund
2024
Ordinary Income*	$ —	$—
Long-Term Capital Gain	—	—
Total Distributions to Shareholders	$—	$—
2023
Ordinary Income*	$—	$—
Long-Term Capital Gain	—	2,576,120
Total Distributions to Shareholders	$—	$ 2,576,120

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
G.
Fair Value Measurements – In accordance with ASC 820-10, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of each Fund’s investments. The inputs are summarized in the three broad Levels listed below.

Level 1 –
quoted prices in active markets for identical investments;
Level 2 –
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);
Level 3 –
significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes each respective Fund’s investments at June 30, 2024, based on the inputs used to value them:

	INVESTMENTS IN SECURITIES
Type of Investments	Level 1	Level 2	Level 3	Total
Monetta Fund
Common Stocks	$74,636,794	$ —	$ —	$74,636,794
Exchange Traded Funds	911,500	—	—	911,500
Money Market Funds	4,459,480	—	—	4,459,480
Fund Total	$80,007,774	$—	$—	$80,007,774

11

Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)

	INVESTMENTS IN SECURITIES
Type of Investments	Level 1	Level 2	Level 3	Total
Monetta Young Investor Growth Fund
Common Stocks	$20,500,024	$ —	$ —	$20,500,024
Exchange Traded Funds	19,542,265	—	—	19,542,265
Money Market Funds	354,737	—	—	354,737
Fund Total	$40,397,026	$—	$—	$40,397,026

As of June 30, 2024, neither Fund held any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
2. RELATED PARTIES:
Robert S. Bacarella is an officer and trustee of the Funds and also an officer, director and majority shareholder of the Adviser. Robert J. Bacarella is an officer of the Funds and also an officer of the Adviser. As of and for the period ended June 30, 2024, remunerations required to be paid to all interested trustees have been directly paid by the Adviser. Fees paid to independent trustees have been directly paid by the Funds.
Each Fund pays the Adviser a monthly investment advisory fee, based upon the average net assets of each Fund, which is calculated and accrued daily.
The Monetta Fund pays the Adviser based on an annual rate of 0.95% for the first $300 million in net assets, 0.90% for the next $200 million in net assets, and 0.85% for net assets over $500 million. The Monetta Young Investor Growth Fund pays the Adviser based on an annual rate of 0.55% on all net assets. From these fees the Adviser pays for all necessary office facilities, equipment and personnel for managing the assets of each Fund.
3. CAPITAL STOCK AND SHARE UNITS:
There is an unlimited number of “no par value” shares of beneficial interest authorized for each series of the Trust.

	Monetta Fund	Monetta Young Investor Growth Fund
2023 Beginning Shares	3,107,065	2,319,854
Shares sold	15,876	50,296
Shares issued upon dividend reinvestment	—	155,608
Shares redeemed	(187,429)	(323,302)
Net decrease in shares outstanding	(171,553)	(117,398)
2024 Beginning Shares	2,935,512	2,202,456
Shares sold	9,865	18,532
Shares issued upon dividend reinvestment	—	—
Shares redeemed	(131,821)	(196,576)
Net decrease in shares outstanding	(121,956)	(178,044)
2024 Ending Shares	2,813,556	2,024,412

12

Notes to the Financial Statements
June 30, 2024 (Unaudited)(Continued)
4. PURCHASES AND SALES OF INVESTMENT SECURITIES:
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2024, excluding short-term securities were:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Monetta Fund	$ —	$ —	$21,658,637	$24,822,102
Monetta Young Investor Growth Fund	—	—	1,170,710	4,406,428

5. DISTRIBUTION PLAN:
The Trust and its shareholders have adopted a service and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the participating Fund to pay certain expenses associated with the distribution of its shares. Annual fees under the Plan up to 0.25% of the average daily net assets for the Monetta Young Investor Growth Fund are accrued daily.
6. SECTOR RISK:
As of June 30, 2024, the Monetta Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.
7. ETF RISK:
As of June 30, 2024, the Monetta Young Investor Growth Fund had a significant portion of its assets invested in ETFs. ETFs are bought and sold on a securities exchange. An ETF trades like a common stock and often represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

13

NOTICE TO SHAREHOLDERS
June 30, 2024 (Unaudited)
Proxy Voting Policies and Proxy Voting Record
The Funds’ proxy voting policies and procedures, as well as its proxy voting record for the most recent 12-month period ended June 30, are available without charge, upon request, by contacting the Adviser at 1-800-MONETTA, or by writing to Monetta Financial Services, Inc., 1776-A South Naperville Rd., Suite 100, Wheaton, IL 60189. The Funds’ proxy voting record is also available on the U.S. Securities and Exchange Commission’s website at https://www.sec.gov/.
Availability of Fund Portfolio Information
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For more information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-MONETTA.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household (“householding”). If you would like to opt out of householding or, once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-241-9772 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
Information about the Funds’ Trustees
The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-MONETTA.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Monetta Trust

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date	9/5/24

By (Signature and Title)	/s/ Robert J. Bacarella
Robert J. Bacarella, Chief Financial Officer

Date	9/5/24